UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 3/31/2016

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.2%

Consumer Discretionary – 11.4%
Auto Components - 1.4%
Drew Industries	94,616	$6,098,948
Gentex Corporation	350,370	5,497,305
Sebang Global Battery	28,500	1,060,401
Selamat Sempurna	1,816,700	657,629
Standard Motor Products	50,391	1,746,048

		15,060,331

Automobiles - 0.9%
Thor Industries [1]	151,710	9,674,547

Distributors - 1.2%
Core-Mark Holding Company	115,200	9,395,712
Fenix Parts [2]	255,000	1,173,000
Weyco Group	97,992	2,608,547

		13,177,259

Diversified Consumer Services - 0.8%
American Public Education [2]	42,400	874,712
DeVry Education Group	52,054	898,973
Liberty Tax Cl. A	116,573	2,283,665
LifeLock [1,2]	142,000	1,713,940
Lincoln Educational Services [2]	430,600	1,067,888
Universal Technical Institute	504,032	2,172,378

		9,011,556

Hotels, Restaurants & Leisure - 0.2%
Century Casinos [2]	155,360	957,018
Lindblad Expeditions Holdings [2]	158,300	1,573,502
Thomas Cook (India)	120,000	341,394

		2,871,914

Household Durables - 1.8%
Cavco Industries [2]	16,200	1,514,052
Ethan Allen Interiors	231,000	7,350,420
Flexsteel Industries	18,500	808,080
Mohawk Industries [1,2]	22,400	4,276,160
Natuzzi ADR [2]	2,096,300	3,060,598
Samson Holding	2,500,000	299,715
Stanley Furniture [2,3]	912,235	2,417,423

		19,726,448

Internet & Catalog Retail - 0.1%
Blue Nile	40,300	1,036,113
Manutan International	12,200	650,389

		1,686,502

Leisure Products - 1.0%
Black Diamond [2]	68,100	307,812
Nautilus [2]	522,900	10,102,428
Shimano	3,500	548,581

		10,958,821

Media - 0.6%
Harte-Hanks	44,730	113,167
Loral Space & Communications [2]	29,419	1,033,489
McClatchy Company (The) Cl. A [2]	212,600	223,230
New Media Investment Group	46,800	778,752
Pico Far East Holdings	3,484,400	929,790
Technicolor	80,000	499,766
Wiley (John) & Sons Cl. A	55,980	2,736,862

		6,315,056

Multiline Retail - 0.0%
New World Department Store China	1,447,500	190,329
Parkson Retail Asia	345,800	49,003

		239,332

Specialty Retail - 2.1%
Buckle (The) [1]	118,015	3,997,168
Caleres	24,100	681,789
Container Store Group (The) [2]	158,200	928,634
Destination Maternity	390,176	2,668,804
Genesco [2]	32,955	2,380,999
Haverty Furniture	26,500	560,740
I.T	1,127,000	271,677
Monro Muffler Brake	126,300	9,026,661
Oriental Watch Holdings	967,900	118,533
TravelCenters of America LLC [2]	62,500	423,125
USS	35,000	559,154
West Marine [2]	131,100	1,191,699

		22,808,983

Textiles, Apparel & Luxury Goods - 1.3%
Crown Crafts	101,941	942,954
Culp	29,400	770,868
Deckers Outdoor [2]	50,720	3,038,635
J.G. Boswell Company [4]	3,940	2,462,500
Kitex Garments	40,000	263,355
Movado Group	77,861	2,143,513
Pacific Textiles Holdings	350,000	505,327
Stella International Holdings	150,000	351,151
Van de Velde	10,000	695,257
Wolverine World Wide [1]	148,500	2,735,370
YGM Trading	1,082,600	671,274

		14,580,204

Total		126,110,953

Consumer Staples – 2.1%
Beverages - 0.3%
Compania Cervecerias Unidas ADR	134,000	3,008,300

Food Products - 1.7%
Cal-Maine Foods	15,916	826,199
Farmer Bros. [2]	40,000	1,114,800
Industrias Bachoco ADR	52,095	2,671,432
John B. Sanfilippo & Son	17,200	1,188,348
KWS Saat	1,200	391,551
Seneca Foods Cl. A [2]	196,327	6,820,400
Seneca Foods Cl. B [2]	13,840	529,242
SunOpta [2]	164,959	735,717
Tootsie Roll Industries [1]	108,005	3,773,687
Waterloo Investment Holdings [2,5]	598,676	167,629

		18,219,005

Personal Products - 0.1%
Inter Parfums	33,430	1,032,987
Interparfums	22,600	589,423

		1,622,410

Total		22,849,715

Energy – 4.5%
Energy Equipment & Services - 3.4%
CARBO Ceramics [1,2]	53,000	752,600
Diamond Offshore Drilling [2]	144,000	3,129,120
Era Group [2]	381,800	3,581,284
Forum Energy Technologies [2]	161,418	2,130,718
Frank’s International	108,600	1,789,728
Helmerich & Payne	90,530	5,315,922
ION Geophysical [2]	71,880	580,790
Oil States International [2]	43,133	1,359,552
Pason Systems	479,380	6,090,294
SEACOR Holdings [2]	170,469	9,282,037
TGS-NOPEC Geophysical	197,870	3,020,168
Trican Well Service [2]	897,300	822,165

		37,854,378

Oil, Gas & Consumable Fuels - 1.1%
Dorchester Minerals L.P.	177,172	2,017,989
Dorian LPG [2]	184,034	1,729,920
Green Plains	110,000	1,755,600
Hargreaves Services	57,683	147,882
San Juan Basin Royalty Trust	350,352	1,804,313
World Fuel Services	66,600	3,235,428
WPX Energy [2]	110,000	768,900

		11,460,032

Total		49,314,410

Financials – 19.5%
Banks - 2.1%
Bank of N.T. Butterfield & Son	1,784,161	3,015,232
Blue Hills Bancorp	104,180	1,424,141
Canadian Western Bank	279,500	5,197,247
Farmers & Merchants Bank of Long Beach [4]	1,200	7,260,000
Fauquier Bankshares	160,800	2,423,256
First Citizens BancShares Cl. A	17,026	4,274,718

		23,594,594

Capital Markets - 8.4%
AllianceBernstein Holding L.P.	24,500	574,035
Ares Management L.P.	375,900	5,788,860
Artisan Partners Asset Management Cl. A	188,200	5,804,088
ASA Gold and Precious Metals	311,821	3,193,047
Ashmore Group	1,144,000	4,725,467
Associated Capital Group Cl. A [2]	20,200	566,004
Azimut Holding	17,500	403,243
CETIP - Mercados Organizados	430,000	4,801,496
Citadel Capital [2]	11,799,921	2,205,854
Cowen Group [2]	250,824	955,639
Dundee Corporation Cl. A [2]	1,079,900	4,988,951
Edmond de Rothschild (Suisse)	133	2,226,925
Federated Investors Cl. B	328,340	9,472,609
Jupiter Fund Management	230,000	1,352,071
Lazard Cl. A	113,535	4,405,158
Manning & Napier Cl. A	465,492	3,756,520
Medley Management Cl. A	109,500	602,250
mutares	39,266	676,914
MVC Capital	324,200	2,418,532
Newtek Business Services	15,925	199,063
Oaktree Capital Group LLC Cl. A	101,100	4,987,263
Partners Group Holding	1,075	432,102
Rothschild & Co	196,893	4,868,487
SEI Investments	180,600	7,774,830
Sprott	590,000	1,153,879
U.S. Global Investors Cl. A	520,551	900,553
Value Partners Group	5,453,000	5,729,012
Virtus Investment Partners	31,230	2,439,375
VZ Holding	2,000	528,314
Westwood Holdings Group	50,173	2,942,646
ZAIS Group Holdings Cl. A [1,2]	492,300	2,392,578

		93,265,765

Consumer Finance - 0.1%
Bajaj Finance	9,000	939,379

Diversified Financial Services - 2.5%
Banca Finnat Euramerica	328,524	142,802
First Pacific	1,020,000	762,631
MarketAxess Holdings	90,000	11,234,700
Morningstar	84,600	7,467,642
PICO Holdings [2]	409,400	4,188,162
TMX Group	91,000	3,286,160

		27,082,097

Insurance - 2.2%
Alleghany Corporation [2]	2,709	1,344,206
Atlas Financial Holdings [2]	30,000	544,200
eHealth [2]	44,795	420,625
E-L Financial	16,500	8,429,452
Erie Indemnity Cl. A	25,000	2,324,750
Greenlight Capital Re Cl. A [2]	230,561	5,023,924
Independence Holding Company	314,523	5,007,206
ProAssurance Corporation	17,139	867,233
WMIH [2]	77,742	181,916

		24,143,512

Investment Companies - 0.3%
RIT Capital Partners	130,500	3,092,603

Real Estate Management & Development - 2.9%
AV Homes [2]	66,100	750,896
FirstService Corporation	125,100	5,121,594
Forestar Group [2]	102,000	1,330,080
FRP Holdings [2]	212,958	7,581,305
Kennedy-Wilson Holdings	101,300	2,218,470
Marcus & Millichap [2]	191,480	4,861,677
St. Joe Company (The) [2]	177,000	3,035,550
Tejon Ranch [2]	360,035	7,405,920
Tejon Ranch (Warrants) [2]	96,561	10

		32,305,502

Thrifts & Mortgage Finance - 1.0%
Genworth MI Canada	247,495	5,833,164
Timberland Bancorp [3]	444,200	5,614,688
Vestin Realty Mortgage II [2]	53,557	93,725

		11,541,577

Total		215,965,029

Health Care – 5.2%
Biotechnology - 1.1%
Abcam	80,000	677,910
ARIAD Pharmaceuticals [1,2,6]	140,000	894,600
Keryx Biopharmaceuticals [2]	170,000	793,900
Myriad Genetics [1,2]	6,373	238,541
Sangamo BioSciences [2]	264,315	1,599,106
Zealand Pharma [2]	392,207	8,085,507

		12,289,564

Health Care Equipment & Supplies - 2.3%
Analogic Corporation	53,335	4,213,998
AngioDynamics [2]	55,000	675,950
Atrion Corporation [1]	15,750	6,226,920
bioMerieux	4,000	458,119
Cerus Corporation [2]	128,000	759,040
DiaSorin	7,000	404,239
IDEXX Laboratories [1,2]	114,822	8,992,859
Invacare Corporation	38,900	512,313
Masimo Corporation [2]	50,000	2,092,000
Neogen Corporation [2]	6,800	342,380
Trinity Biotech ADR Cl. A [2]	82,800	965,448

		25,643,266

Health Care Providers & Services - 0.3%
Aceto Corporation	59,755	1,407,828
Landauer	50,000	1,653,500

		3,061,328

Health Care Technology - 0.1%
Cegedim [2]	10,000	290,164
Medidata Solutions [2]	40,000	1,548,400

		1,838,564

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories Cl. A [2]	31,198	4,265,391
Bio-Techne	54,743	5,174,308
PAREXEL International [2]	56,600	3,550,518

		12,990,217

Pharmaceuticals - 0.2%
Theravance Biopharma [2]	63,291	1,189,871
Vetoquinol	10,000	414,082
Virbac	3,000	521,442

		2,125,395

Total		57,948,334

Industrials – 28.4%
Aerospace & Defense - 1.6%
Ducommun [2]	117,200	1,787,300
FLYHT Aerospace Solutions [2]	1,078,400	137,005
HEICO Corporation	140,338	8,438,524
HEICO Corporation Cl. A	80,808	3,846,461
Magellan Aerospace	132,779	1,666,447
Senior	80,000	262,087
Teledyne Technologies [2]	20,600	1,815,684

		17,953,508

Air Freight & Logistics - 2.1%
Expeditors International of Washington	158,900	7,755,909
Forward Air	209,750	9,505,870
Hub Group Cl. A [1,2,6]	149,400	6,094,026

		23,355,805

Building Products - 0.3%
Burnham Holdings Cl. B [4]	36,000	594,360
Insteel Industries	53,180	1,625,713
Patrick Industries [2]	14,750	669,502
Polypipe Group	148,000	678,507

		3,568,082

Commercial Services & Supplies - 3.1%
Atento [2]	147,200	1,205,568
CECO Environmental	99,028	614,964
CompX International Cl. A	211,100	2,216,550
Copart [2]	178,360	7,271,737
dorma+kaba Holding	600	383,444
Heritage-Crystal Clean [2]	152,527	1,516,118
InnerWorkings [2]	114,000	906,300
Kimball International Cl. B	286,180	3,248,143
MiX Telematics ADR	1,096	4,329
Nippon Kanzai	45,000	711,715
Ritchie Bros. Auctioneers	372,394	10,084,430
Steelcase Cl. A	225,260	3,360,879
UniFirst Corporation	21,570	2,353,719

		33,877,896

Construction & Engineering - 3.4%
EMCOR Group [1]	134,400	6,531,840
Integrated Electrical Services [2]	677,482	9,938,661
Jacobs Engineering Group [2]	164,900	7,181,395
KBR	261,192	4,043,252
Northwest Pipe [2]	28,000	258,160
NV5 Holdings [2]	23,400	627,822
Sterling Construction [2]	204,300	1,052,145
Valmont Industries [1]	66,445	8,228,549

		37,861,824

Electrical Equipment - 1.0%
Franklin Electric	104,600	3,364,982
Global Power Equipment Group [2]	631,820	1,263,640
Powell Industries	94,500	2,817,045
Preformed Line Products	91,600	3,345,232

		10,790,899

Industrial Conglomerates - 0.4%
A. Soriano	2,791,000	370,961
Raven Industries	249,700	4,000,194

		4,371,155

Machinery - 9.5%
Chen Hsong Holdings	1,159,000	234,569
China Metal International Holdings	554,524	160,123
CIRCOR International	105,984	4,916,598
CLARCOR	92,500	5,345,575
Colfax Corporation [2]	77,242	2,208,349
Columbus McKinnon	50,475	795,486
Deutz	115,000	544,371
Donaldson Company	193,559	6,176,468
Federal Signal	173,380	2,299,019
Graco	89,276	7,495,613
Hurco Companies	25,952	856,156
Hyster-Yale Materials Handling Cl. A	20,475	1,363,635
IDEX Corporation	67,400	5,586,112
John Bean Technologies	100,526	5,670,672
Kadant	30,200	1,363,832
Kennametal	160,100	3,600,649
Lincoln Electric Holdings	61,360	3,593,855
Lindsay Corporation [1]	80,000	5,728,800
Luxfer Holdings ADR	28,100	298,141
Lydall [2]	33,580	1,092,022
NN	308,700	4,223,016
Nordson Corporation	24,296	1,847,468
RBC Bearings [2]	121,700	8,915,742
Spirax-Sarco Engineering	7,600	397,324
Sun Hydraulics	103,118	3,422,486
Tennant Company	111,900	5,760,612
Trifast	200,000	364,807
Wabtec Corporation	96,970	7,688,751
Washtec	20,500	852,600
Watts Water Technologies Cl. A	61,000	3,362,930
Woodward	177,100	9,212,742

		105,378,523

Marine - 1.2%
Clarkson	198,700	6,335,496
Kirby Corporation [2]	107,100	6,457,059

		12,792,555

Professional Services - 2.7%
Advisory Board (The) [1,2,6]	150,277	4,846,433
Bertrandt	5,000	573,786
Franklin Covey [2]	40,800	717,672
Heidrick & Struggles International	66,480	1,575,576
ICF International [2]	23,736	815,806
ManpowerGroup	83,858	6,827,718
Meitec Corporation	12,500	437,048
On Assignment [1,2]	220,695	8,148,059
Robert Half International	25,232	1,175,307
TrueBlue [2]	169,250	4,425,888
Volt Information Sciences [2]	65,000	489,450

		30,032,743

Road & Rail - 1.7%
Knight Transportation	122,400	3,200,760
Landstar System	126,560	8,177,042
Patriot Transportation Holding [2]	70,986	1,435,337
Saia [1,2]	175,430	4,938,354
Trancom	4,932	288,790
Universal Truckload Services	78,916	1,299,747

		19,340,030

Trading Companies & Distributors - 1.2%
Addtech Cl. B	30,000	413,882
Brammer	180,000	450,480
Central Steel & Wire [4]	4,862	1,993,420
Houston Wire & Cable	509,200	3,559,308
Kloeckner & Co [2]	31,300	306,051
MISUMI Group	30,000	429,428
MSC Industrial Direct Cl. A [1,6]	64,993	4,959,616
OEM International Cl. B	25,925	418,338
Thermador Groupe	4,900	457,208

		12,987,731

Transportation Infrastructure - 0.2%
Hopewell Highway Infrastructure	1,012,000	499,650
Touax [2]	20,180	205,517
Wesco Aircraft Holdings [2]	68,400	984,276

		1,689,443

Total		314,000,194

Information Technology – 19.7%
Communications Equipment - 0.8%
ADTRAN [1]	239,273	4,838,100
Alliance Fiber Optic Products [2]	76,700	1,134,393
Bel Fuse Cl. B	30,238	441,475
Clearfield [2]	72,800	1,169,896
NetScout Systems [2]	28,600	656,942
Oclaro [2]	103,000	556,200

		8,797,006

Electronic Equipment, Instruments & Components - 9.7%
Agilysys [2]	66,271	676,627
Anixter International [1,2]	70,895	3,694,338
Cognex Corporation [1,6]	214,070	8,338,027
Coherent [2]	140,516	12,913,420
Dolby Laboratories Cl. A	55,450	2,409,857
DTS [2]	225,000	4,900,500
e2v technologies	125,000	385,992
Fabrinet [2]	65,750	2,127,012
FARO Technologies [2]	150,367	4,843,321
FEI Company	151,500	13,485,015
FLIR Systems	302,000	9,950,900
HollySys Automation Technologies [2]	51,082	1,075,276
Horiba	12,000	447,821
IPG Photonics [1,2]	57,970	5,569,758
Kimball Electronics [2]	101,000	1,128,170
Lagercrantz Group	50,000	477,320
LEM Holding	400	339,036
LRAD Corporation	751,544	1,247,563
Mercury Systems [2]	38,200	775,460
Methode Electronics	72,630	2,123,701
National Instruments	261,850	7,884,304
Perceptron [2]	357,700	1,734,845
Plexus Corporation [2]	176,100	6,959,472
Richardson Electronics	573,732	2,960,457
Rofin-Sinar Technologies [2]	19,781	637,344
Rogers Corporation [2]	57,066	3,416,541
Systemax [2]	194,000	1,701,380
TTM Technologies [1,2]	496,400	3,301,060
Vishay Precision Group [2]	83,826	1,174,402
VST Holdings	1,179,658	272,205

		106,951,124

Internet Software & Services - 1.8%
Actua Corporation [2]	191,726	1,735,120
Care.com [2]	395,900	2,434,785
comScore [2]	16,100	483,644
IZEA [2]	44,670	310,457
j2 Global	73,720	4,539,678
QuinStreet [2]	541,332	1,851,356
RealNetworks [2]	376,750	1,529,605
Solium Capital [2]	164,300	857,712
Spark Networks [1,2,6]	282,400	626,928
Stamps.com [2]	33,600	3,571,008
Support.com [2]	650,300	559,258
Tomorrow Focus [2]	44,900	140,502
United Online [2]	91,571	1,056,729

		19,696,782

IT Services - 1.3%
Convergys Corporation [1]	121,000	3,360,170
eClerx Services	18,000	350,636
Hackett Group (The)	570,666	8,628,470
Hexaware Technologies	130,000	527,283
Innodata [2]	294,157	664,795
Neurones	15,000	305,526
Persistent Systems	40,000	459,058
Prodware	9,882	68,593
TravelSky Technology	200,000	328,463

		14,692,994

Semiconductors & Semiconductor Equipment - 2.7%
Amtech Systems [2]	141,471	918,147
Brooks Automation	116,100	1,207,440
Daqo New Energy ADR [2]	45,500	846,755
Diodes [2]	270,850	5,444,085
Exar Corporation [2]	157,576	906,062
Intermolecular [2]	144,196	364,816
Kulicke & Soffa Industries [2]	77,400	876,168
MKS Instruments	93,410	3,516,886
Nanometrics [2]	163,100	2,583,504
Nova Measuring Instruments [2]	99,000	1,030,590
Photronics [2]	207,700	2,162,157
Sigma Designs [2]	55,200	375,360
Silicon Motion Technology ADR	53,100	2,060,811
Teradyne	130,000	2,806,700
Tessera Technologies	140,430	4,353,330
Ultra Clean Holdings [2]	50,300	269,608

		29,722,419

Software - 2.5%
American Software Cl. A	88,490	796,410
ANSYS [1,2]	95,000	8,498,700
AVG Technologies [2]	35,670	740,152
Computer Modelling Group	313,200	2,445,311
Fidessa Group	17,500	613,781
Mentor Graphics	202,823	4,123,392
Model N [2]	104,000	1,120,080
Monotype Imaging Holdings	207,740	4,969,141
PSI [2]	18,194	277,419
SeaChange International [2]	247,069	1,363,821
SimCorp	10,000	461,480
Textura Corporation [2]	19,000	353,970
TiVo [2]	133,200	1,266,732
Trend Micro	10,000	366,076

		27,396,465

Technology Hardware, Storage & Peripherals - 0.9%
Diebold [1,6]	266,600	7,707,406
Intevac [2]	175,600	790,200
Kortek	66,756	650,865
Silicon Graphics International [2]	93,600	666,432
Xaar	60,000	420,103

		10,235,006

Total		217,491,796

Materials – 7.8%
Chemicals - 2.0%
Borregaard	77,500	519,807
Croda International	10,000	436,476
Dyadic International [2,4]	75,000	123,750
Elementis	125,000	429,798
FutureFuel Corporation	48,500	571,815
Hawkins	86,178	3,110,164
Hexpol	40,000	444,677
Innospec	36,883	1,599,247
Intrepid Potash [2]	336,498	373,513
Minerals Technologies	73,793	4,195,132
Quaker Chemical	109,669	9,306,511
Umicore	12,500	622,289
Victrex	22,000	520,726

		22,253,905

Construction Materials - 1.0%
Ash Grove Cement Cl. B [4]	50,518	10,962,406

Containers & Packaging - 0.4%
Intertape Polymer Group	26,486	379,522
Mayr-Melnhof Karton	34,000	4,081,647

		4,461,169

Metals & Mining - 4.4%
Alamos Gold Cl. A	471,300	2,496,665
Ampco-Pittsburgh	47,836	665,399
Constellium Cl. A [2]	100,000	519,000
Exeter Resource [2]	396,825	218,254
Franco-Nevada Corporation	127,300	7,813,674
Gold Fields ADR	865,000	3,408,100
Haynes International	113,900	4,157,350
Hecla Mining	660,000	1,834,800
Imdex [2]	700,000	115,366
Lundin Mining [2]	640,000	2,015,476
Major Drilling Group International [2]	406,543	1,972,066
NovaGold Resources [2]	50,000	252,000
Pan American Silver	130,430	1,417,774
Pretium Resources [2]	246,000	1,320,208
Reliance Steel & Aluminum	148,240	10,256,726
Seabridge Gold [1,2,6]	282,000	3,090,720
Synalloy Corporation	178,800	1,416,096
Worthington Industries	148,000	5,274,720

		48,244,394

Paper & Forest Products - 0.0%
TFS Corporation [5]	251,185	298,446

Total		86,220,320

Telecommunication Services – 0.6%
Wireless Telecommunication Services - 0.6%
Telephone and Data Systems	208,270	6,266,844

Total		6,266,844

Utilities – 0.1%
Gas Utilities - 0.1%
Shizuoka Gas	110,000	737,927
Toho Gas	60,000	425,963

		1,163,890

Multi-Utilities - 0.0%
Just Energy Group [1]	18,520	110,194

Total		1,274,084

Miscellaneous[7] – 0.9%
Total		9,712,595

TOTAL COMMON STOCKS
(Cost $937,779,680)		1,107,154,274

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $44,586,037 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 5/31/21, valued at $45,481,800)
(Cost $44,586,000)		44,586,000

TOTAL INVESTMENTS – 104.2%
(Cost $982,365,680)		1,151,740,274

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.2)%		(46,742,479)

NET ASSETS – 100.0%		$1,104,997,795

[1]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2016. Total market value of pledged securities at March 31, 2016, was $110,156,089.

[2]	Non-income producing.
[3]
At March 31, 2016, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]	At March 31, 2016, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $31,499,720.
[7]	Includes securities first acquired in 2016 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $985,326,570. At March 31, 2016, net unrealized appreciation for all securities was $166,413,704, consisting of aggregate gross unrealized appreciation of $281,029,497 and aggregate gross unrealized depreciation of $114,615,793. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,083,291,763	$23,396,436	$466,075	$1,107,154,274
Cash Equivalents	–	44,586,000	–	44,586,000

For the three months ended March 31, 2016, certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $85,043,033 and $298,446 were transferred from Level 2 to Level 1 and Level 3, respectively, within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/15	Transfers In	Balance as of 3/31/16

Common Stocks	$167,629	$298,446	$466,075

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2016 is overnight and continuous.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of March 31, 2016, the Fund has outstanding borrowings of $70,000,000. During the period ended March 31, 2016, the Fund borrowed an average daily balance of $70,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2016:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/15	12/31/15	Purchases	Sales	Gain (Loss)	Income	3/31/16	3/31/16

Stanley Furniture	1,012,235	$2,824,136	–	$265,000	$10,000	–	912,235	$2,417,423
Timberland Bancorp	444,200	5,512,522	–	–	–	$35,536	444,200	5,614,688
		$8,336,658			$10,000	$35,536		$8,032,111

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: May 20, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Value Trust, Inc.
Date: May 20, 2016